LOSS PER SHARE - Schedule of Basic and Diluted Loss per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Basic loss per share (US$ per share)	$ (0.20)	$ (0.12)	$ (0.10)
Diluted loss per share (US$ per share)	$ (0.20)	$ (0.12)	$ (0.10)
Net loss used in calculating basic earnings per share	$ (66,767,762)	$ (35,348,675)	$ (21,843,646)
Net loss used in calculating dilutive earnings per share	$ (66,767,762)	$ (35,348,675)	$ (21,843,646)
Weighted average number of Ordinary Shares used in calculating basic earnings per share (in shares)	335,741,001	296,887,872	217,842,947
Weighted average number of Ordinary Shares used in calculating dilutive earnings per share (in shares)	335,741,001	296,887,872	217,842,947